Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 225	$ 4,469	$ 3,935
Long-term debt		184,196	114,016
Current portion of long term debt	(218)	(4,332)	(12,269)
Non-current portion of long-term debt	$ 9,042	179,864	101,747
Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		4,469	3,935
Long-term debt		14,657	14,336
Current portion of long term debt		(4,332)	(12,269)
Non-current portion of long-term debt		179,864	101,747
Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		169,539	99,680
Fair value [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		203,665
Fair value [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		4,469
Long-term debt		14,716
Fair value [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		188,949
0-1 year [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		4,332
0-1 year [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		4,469
Long-term debt		938
0-1 year [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		3,394
Second 12 months
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,578
Second 12 months | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,229
Second 12 months | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		349
Third 12 months
Disclosure of detailed information about borrowings [line items]
Long-term debt		38,391
Third 12 months | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		391
Third 12 months | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		38,000
Fourth 12 months
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,704
Fourth 12 months | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		367
Fourth 12 months | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,337
Fifth 12 months
Disclosure of detailed information about borrowings [line items]
Long-term debt		7,748
Fifth 12 months | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		7,725
Fifth 12 months | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		23
Later than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		128,443
Later than 5 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		3,007
Later than 5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		125,436
Mexican peso [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 360	$ 100
Interest rate	5.20%	5.20%	7.90%
Mexican peso [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 9,771	$ 9,864
Interest rate	8.40%	8.40%	8.40%
Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 3,181	$ 1,459
Interest rate	4.60%	4.60%	8.00%
Mexican peso [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 165	$ 115
Interest rate	9.30%	9.30%	9.30%
Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 21,483	$ 18,484
Interest rate	7.00%	7.00%	6.90%
Mexican peso [member] | Fair value [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 360
Mexican peso [member] | Fair value [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		9,834
Mexican peso [member] | Fair value [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		3,176
Mexican peso [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		165
Mexican peso [member] | Fair value [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		22,638
Mexican peso [member] | 0-1 year [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 360
Interest rate	5.20%	5.20%
Mexican peso [member] | 0-1 year [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 238
Interest rate	5.80%	5.80%
Mexican peso [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 48
Interest rate	9.10%	9.10%
Mexican peso [member] | 0-1 year [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,502
Interest rate	8.30%	8.30%
Mexican peso [member] | Second 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 102
Interest rate	6.00%	6.00%
Mexican peso [member] | Second 12 months | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,459
Interest rate	4.70%	4.70%
Mexican peso [member] | Second 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 38
Interest rate	9.90%	9.90%
Mexican peso [member] | Third 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 54
Interest rate	6.20%	6.20%
Mexican peso [member] | Third 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 32
Interest rate	9.50%	9.50%
Mexican peso [member] | Third 12 months | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 7,496
Interest rate	5.50%	5.50%
Mexican peso [member] | Fourth 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 367
Interest rate	5.30%	5.30%
Mexican peso [member] | Fourth 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 25
Interest rate	9.00%	9.00%
Mexican peso [member] | Fifth 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 6,003
Interest rate	5.00%	5.00%
Mexican peso [member] | Fifth 12 months | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,722
Interest rate	4.60%	4.60%
Mexican peso [member] | Fifth 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 22
Interest rate	8.70%	8.70%
Mexican peso [member] | Later than 5 years [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 3,007
Interest rate	5.20%	5.20%
Mexican peso [member] | Later than 5 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 11,485
Interest rate	7.70%	7.70%
Colombian peso [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 492	$ 431
Interest rate	3.00%	3.00%	4.70%
Colombian peso [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 25	$ 422
Interest rate	4.40%	4.40%	5.70%
Colombian peso [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 168	$ 769
Interest rate	2.10%	2.10%	5.10%
Colombian peso [member] | Fair value [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 492
Colombian peso [member] | Fair value [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		25
Colombian peso [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		168
Colombian peso [member] | 0-1 year [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 492
Interest rate	3.00%	3.00%
Colombian peso [member] | 0-1 year [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 18
Interest rate	4.40%	4.40%
Colombian peso [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 168
Interest rate	2.10%	2.10%
Colombian peso [member] | Second 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 7
Interest rate	4.40%	4.40%
Argentine peso [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 32
Interest rate			54.30%
Argentine peso [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 711	$ 126
Interest rate	44.70%	44.70%	63.50%
Argentine peso [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 711
Argentine peso [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 711
Interest rate	44.70%	44.70%
Chilean peso [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,633	$ 2,349
Interest rate	3.50%	3.50%	4.10%
Chilean peso [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,027	$ 977
Interest rate	1.90%	1.90%	2.60%
Chilean peso [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 15	$ 40
Interest rate	3.20%	3.20%	3.40%
Chilean peso [member] | Fair value [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,633
Chilean peso [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		1,027
Chilean peso [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		15
Chilean peso [member] | 0-1 year [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 639
Interest rate	5.80%	5.80%
Chilean peso [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,027
Interest rate	1.90%	1.90%
Chilean peso [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 15
Interest rate	3.20%	3.20%
Chilean peso [member] | Second 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 657
Interest rate	2.00%	2.00%
Chilean peso [member] | Third 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 337
Interest rate	2.00%	2.00%
USD | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,150	$ 1,038
Interest rate	2.00%	2.00%	2.60%
USD | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,293	$ 2,185
Interest rate	3.70%	3.70%	3.60%
USD | Fixed rate debt [member] | Yankee bond, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 50,597	$ 37,575
Interest rate	3.10%	3.10%	4.50%
USD | Fixed rate debt [member] | Bank of NY, USD, due 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 5,975	$ 5,593
Interest rate	2.90%	2.90%	2.90%
USD | Fixed rate debt [member] | Bank of NY, USD, due 2043
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 13,805	$ 12,943
Interest rate	4.40%	4.40%	4.40%
USD | Fixed rate debt [member] | Bank of NY (FEMSA USD 2050)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 49,549
Interest rate	3.50%	3.50%
USD | Fair value [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,150
USD | Fair value [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,293
USD | Fair value [member] | Fixed rate debt [member] | Yankee bond, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		57,967
USD | Fair value [member] | Fixed rate debt [member] | Bank of NY, USD, due 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt		6,258
USD | Fair value [member] | Fixed rate debt [member] | Bank of NY, USD, due 2043
Disclosure of detailed information about borrowings [line items]
Long-term debt		17,486
USD | Fair value [member] | Fixed rate debt [member] | Bank of NY (FEMSA USD 2050)
Disclosure of detailed information about borrowings [line items]
Long-term debt		55,422
USD | 0-1 year [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,150
Interest rate	2.00%	2.00%
USD | Third 12 months | Fixed rate debt [member] | Bank of NY, USD, due 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 5,975
Interest rate	2.90%	2.90%
USD | Fourth 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,293
Interest rate	3.70%	3.70%
USD | Later than 5 years [member] | Fixed rate debt [member] | Yankee bond, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 50,597
Interest rate	3.10%	3.10%
USD | Later than 5 years [member] | Fixed rate debt [member] | Bank of NY, USD, due 2043
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 13,805
Interest rate	4.40%	4.40%
USD | Later than 5 years [member] | Fixed rate debt [member] | Bank of NY (FEMSA USD 2050)
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 49,549
Interest rate	3.50%	3.50%
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 498	$ 63
Interest rate	15.10%	15.10%	11.60%
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,031	$ 1,265
Interest rate	10.80%	10.80%	5.80%
Uruguayan peso [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 498
Uruguayan peso [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,031
Uruguayan peso [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 498
Interest rate	15.10%	15.10%
Uruguayan peso [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 770
Interest rate	10.30%	10.30%
Uruguayan peso [member] | Second 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 261
Interest rate	12.20%	12.20%
Guatemala, Quetzal [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 63
Interest rate	6.30%	6.30%
Guatemala, Quetzal [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 63
Guatemala, Quetzal [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 63
Interest rate	6.30%	6.30%
Brazilian reais [member] | Variable rate debt [member] | Bank loans, short-term
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 399
Interest rate			9.40%
Brazilian reais [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 47	$ 242
Interest rate	8.10%	8.10%	7.80%
Brazilian reais [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 157	$ 434
Interest rate	6.10%	6.10%	7.30%
Brazilian reais [member] | Fair value [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 48
Brazilian reais [member] | Fair value [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		157
Brazilian reais [member] | 0-1 year [member] | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 43
Interest rate	8.10%	8.10%
Brazilian reais [member] | 0-1 year [member] | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 59
Interest rate	5.70%	5.70%
Brazilian reais [member] | Second 12 months | Variable rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 4
Interest rate	8.10%	8.10%
Brazilian reais [member] | Second 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 50
Interest rate	6.00%	6.00%
Brazilian reais [member] | Third 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 28
Interest rate	6.40%	6.40%
Brazilian reais [member] | Fourth 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 19
Interest rate	6.60%	6.60%
Brazilian reais [member] | Fifth 12 months | Fixed rate debt [member] | Bank loans, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1
Interest rate	6.60%	6.60%
Euro [member] | Fixed rate debt [member] | Senior unsecured notes, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 24,469	$ 21,046
Interest rate	1.70%	1.70%	1.70%
Euro [member] | Fair value [member] | Fixed rate debt [member] | Senior unsecured notes, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 25,517
Euro [member] | Third 12 months | Fixed rate debt [member] | Senior unsecured notes, long-term
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 24,469
Interest rate	1.70%	1.70%